Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
At January 1	¥ 4,274	¥ 4,330
Additions	356	9
Business combination	0	1
Share of profit, net	96	127	¥ 38
Share of other comprehensive income of associates	112	4	75
Disposal	(3)	(70)
Step up acquisition accounted for as business combination	(45)	(42)
Capital reduction	0	(7)	(21)
Impairment provision (note)	(64)	(23)
Currency translation differences	58	67
Dividend income	(115)	(122)
At December 31	¥ 4,669	¥ 4,274	¥ 4,330